Earnings/(Losses) per share	6 Months Ended
Jun. 30, 2019
Earnings/(Losses) per Share [Abstract]
Earnings/ (Losses) per share:

20.Earnings/(Losses) per share:

	Six-month period ended June 30,
	2018			2019
	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/loss	$4,475	-	$-	$(11,274)	-	$-
Basic and diluted EPS/(LPS)
Income/(Loss) available to common stockholders	$4,475	102,123,365	$0.04	$(11,274)	86,893,214	$(0.13)

For the six-month period ended June 30, 2018, there were no available securities to be issued, thus, basic and diluted earnings per share are the same. For the six-month period ended June 30, 2019, the effect of including any potential common shares in the denominator of diluted per share computations would have been antidilutive and therefore, basic and diluted losses per share are the same.